Investment in Associates and Joint Ventures (Tables)	3 Months Ended
Jan. 31, 2021
Charles Schwab Corporation [member]
Statement [LineItems]
Summary of Condensed Financial Statements

The condensed financial statements of Schwab, based on its consolidated financial statements, are included in the following tables.

Condensed Consolidated Balance Sheet
(millions of Canadian dollars)	As at
December 31 2020
Assets
Receivables from brokerage clients, net	$82,401
Available for sale securities	431,450
Other assets, net	188,113
Total assets	$701,964
Liabilities
Bank deposits	$457,821
Payables to brokerage clients	133,247
Other liabilities	39,209

Total liabilities	630,277

Stockholders’ equity[1]	71,687
Total liabilities and stockholders’ equity	$701,964

[1]

The difference between the carrying value of the Bank’s investment in Schwab and the Bank’s share of Schwab’s stockholders’ equity is comprised of goodwill, other intangibles, and the cumulative translation adjustment.

Condensed Consolidated Statement of Income
(millions of Canadian dollars, except as noted)	For the three months ended
December 31 2020
Net Revenues
Net interest revenue	$ 2,357
Asset management and administration fees	1,286

Trading revenue and other	1,798

Total net revenues	5,441
Expenses Excluding Interest
Compensation and benefits	1,822

Other	1,697

Total expenses excluding interest	3,519
Income before taxes on income	1,922

Taxes on income	444

Net income	1,478

Preferred stock dividends and other	111

Net Income available to common stockholders[1]	1,367

Other comprehensive income (loss)	(380)
Total comprehensive income	$ 987
Earnings per common shares outstanding – basic (Canadian dollars)	$ 0.74
Earnings per common shares outstanding – diluted (Canadian dollars)	0.74

[1]

The Bank’s share of net income from the investment in Schwab is based on the published consolidated financial statements of Schwab after converting into Canadian dollars and is subject to adjustments relating to the amortization of certain intangibles.